Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Comprehensive Loss - Parent Company [Member] - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Income Captions [Line Items]
Selling expenses	$ 1,151,120	$ 36,000
General and administrative expenses	250,000	605,795
Financial expenses (income)	(1,488)	114,980
Loss from operation	(1,399,632)	(756,775)
Other loss:
Share of loss of subsidiaries, consolidated VIE, and VIE’s subsidiaries	(965,617)	(3,957,606)
Loss before income tax expense	(2,365,249)	(4,714,381)
Income tax expense
Net loss	(2,365,249)	(4,714,381)
Other Comprehensive loss
Foreign currency translation (loss) income	233,868	(893,208)
Total comprehensive loss	$ (2,131,381)	$ (5,607,589)